Transactions with Related Parties, detail 2 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transactions
Fixed and Variable fees	$ 11,611	$ 10,764	$ 8,962
Supervision Fees	1,925	1,925	2,200
Acquisition Fees	$ 972	$ 1,160	$ 1,429